Investment Objectives and Goals - MILLER CONVERTIBLE TOTAL RETURN ETF	Jan. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — MILLER CONVERTIBLE TOTAL RETURN ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.